Leases (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Lease liabilities, balance	$ 2,698,677	$ 3,000,031
Acquisition of Engine	381,358
Interest expenses	107,270	233,793
Payments	(275,231)	(535,147)
Lease liabilities, ending balance	2,912,074	2,698,677
Equipments [Member]
Statement [Line Items]
Lease liabilities, balance	0	0
Acquisition of Engine	4,400
Interest expenses	60	0
Payments	(4,460)	0
Lease liabilities, ending balance	0	0
Office Lease [Member]
Statement [Line Items]
Lease liabilities, balance	2,698,677	3,000,031
Acquisition of Engine	376,958
Interest expenses	107,210	233,793
Payments	(270,771)	(535,147)
Lease liabilities, ending balance	$ 2,912,074	$ 2,698,677